SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Revenue by Major Customers
	Revenue
	Year ended December 31,
	2010	2011	2012
Customer D	23.0%	18.5%	25.0%
Customer E	14.8%	16.7%	21.8%
Customer F	*	*	16.0%
Customer G	*	11.3%	*
Customer H	*	11.2%	*
Customer I	10.2%	*	*
Customer J	11.6%	*	*

* Less than 10% in the year.

Schedule of Accounts Receivable by Major Customers
	Accounts receivable December 31,
	2011	2012
Customer A	-	25.9%
Customer B	44.3%	21.9%
Customer C	48.2%	19.3%

Schedule of Useful Lives of Property, Plant and Equipment
Buildings	30 years
Building improvements	10 years
Machinery and equipment	5 years
Office furniture, equipment and vehicles	5-7 years
Computer equipment and software	3-5 years
Leasehold improvements	shorter of lease terms or expected useful life